Description of Organization and Business Operations (Details)				9 Months Ended		12 Months Ended
	Jan. 28, 2021 USD ($) $ / shares shares	Oct. 07, 2020	Oct. 07, 2020 item	Sep. 30, 2022 USD ($) M $ / shares shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) M $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2020 USD ($) $ / shares
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	4,500,000
Redemption price per unit | $ / shares				$ 10.00
Purchase price, per unit | $ / shares	$ 10.00					$ 10.00		$ 10.00
Proceeds From Issuance Initial Public Offering					$ 345,000,000	$ 345,000,000
Sale of Private Placement Warrants (in shares) | shares				14,558,333
Payments For Investment Of Cash In Trust Account	$ 345,000,000.0				$ 345,000,000	345,000,000
Deferred underwriting commissions	$ 12,100,000					$ 12,075,000
Condition for future business combination use of proceeds percentage				80		80
Condition for future business combination threshold Percentage Ownership				50		50
Condition for future business combination threshold Net Tangible Assets				$ 5,000,001		$ 5,000,001
Threshold percentage of public shares subject to redemption without company's prior written consent				15.00%		15.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%		100.00%
Months to complete acquisition | M				24		24
Redemption period upon closure				10 days		10 days
Maximum Allowed Dissolution Expenses				$ 100,000		$ 100,000
Cash				11,000		252,601		$ 16,110
Working capital				2,100,000		318,000	$ 2,100,000
Tax obligations that may be paid using investment income earned in Trust Account				369,000		115,000
Working capital loan						1,500,000
Working capital loans outstanding				$ 0		$ 0
Notes Payable, Related Parties, Current								$ 130,000
Condition For Future Business Combination Number Of Businesses Minimum		1	1
Maturity term of U.S. government securities				185 days		185 days
Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Consideration received				$ 25,000		$ 25,000
Maximum borrowing capacity of related party promissory note				300,000		$ 300,000
Working capital loan				$ 1,500,000
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				5,933,333		5,933,333
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares				8,625,000		8,625,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	34,500,000
Purchase price, per unit | $ / shares	$ 10.00
Proceeds From Issuance Initial Public Offering	$ 345,000,000.0
Offering costs incurred	19,600,000
Payments For Investment Of Cash In Trust Account	345,000,000.0
Deferred underwriting commissions	$ 12,100,000
Private Placement [Member] | Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	5,933,333
Price of warrant | $ / shares	$ 1.50
Proceeds from sale of Private Placement Warrants	$ 8,900,000
Private Placement [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Price of warrant | $ / shares	$ 1.50
Over Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares) | shares	4,500,000